Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
	Feb-21	Aug-21	Dec-21	Oct-22	Nov-22
Exercise Price (A$)	0	0	0	0	0
Share Price at Grant Date (A$)	0.41	0.77	0.81	0.25	0.25
Volatility	63%	64%	63%	66%	67%
Maximum Life (years)	0.92	3.60	1.07	2.47	1.19
Risk-Free Interest rate	0.25%	0.12%	0.57%	3.19%	3.16%
Fair Value (A$)	0.39	0.77	0.81	0.25	0.25

Non-executive Chairman of the Company [Member]
Notes Tables
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
	Tranche 1	Tranche 2
Exercise Price ($A)	0.92	1.00
Share Price at Grant Date (A$)	0.44	0.44
Volatility	64%	64%
Maximum Life (years)	3.00	3.00
Risk-Free Interest rate	2.78%	2.78%
Fair Value (A$)	0.06	0.05